Property, Plants and Equipment	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plants and Equipment
17.	PROPERTY, PLANTS AND EQUIPMENT

The following table sets forth the property, plant and equipment as of December 31, 2017, 2016 and January 1, 2016:

Classes of Property, Plants and Equipment, Gross	12-31-2017	12-31-2016	01-01-2016
	ThUS$	ThUS$	ThUS$

Property, Plants and Equipment, Gross	12,994,643	12,519,170	11,422,783
Construction in progress	829,559	848,636	855,089
Land	155,485	151,430	141,522
Buildings	215,100	192,727	174,934
Plant and equipment	6,513,960	6,648,792	5,915,858
Network Infrastructure	4,758,475	4,244,836	3,921,403
Fixtures and fittings	293,738	255,731	245,183
Other property, plant and equipment under finance lease	228,326	177,018	168,794

Classes of Accumulated Depreciation and Impairment in Property, Plants and	12-31-2017	12-31-2016	01-01-2016
Equipment	ThUS$	ThUS$	ThUS$

Total Accumulated Depreciation and Impairment in Property, Plants and Equipment	(4,902,176)	(4,826,014)	(4,377,094)
Buildings	(87,543)	(86,515)	(74,954)
Plant and equipment	(2,562,137)	(2,635,262)	(2,156,717)
Network Infrastructure	(2,026,878)	(1,895,185)	(1,969,883)
Fixtures and fittings	(180,655)	(162,078)	(138,279)
Other property, plant and equipment under finance lease	(44,963)	(46,974)	(37,261)

	12-31-2017	12-31-2016	01-01-2016
Classes of Property, Plants and Equipment, Net	ThUS$	ThUS$	ThUS$

Property, Plants and Equipment, Net	8,092,467	7,693,156	7,045,689
Construction in progress	829,559	848,636	855,089
Land	155,485	151,430	141,522
Buildings	127,557	106,212	99,980
Plant and equipment	3,951,823	4,013,530	3,759,141
Network Infrastructure	2,731,597	2,349,651	1,951,520
Fixtures and fittings	113,083	93,653	106,904
Other property, plant and equipment under finance lease	183,363	130,044	131,533

The detail and changes in property, plant, and equipment during the years ended December 31, 2017 and 2016, are as follows:

Changes in 2017	Construction in Progress	Land	Buildings, Net	Plant and Equiment	Network infrastructure, Net	Fixtures and Fittings	Other Property, Plant and Equipment under Finance Lease	Property, Plant and Equipment, Net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
	848,636	151,430	106,212	4,013,530	2,349,651	93,653	130,044	7,693,156
Increases other than from business combinations	815,269	3	13	6,338	-	3,454	326	825,403
Acquisitions through business combinations	-	-	-	-	-	13,212	-	13,212
Increases (decreases) from foreign currency translation differences, net	(37,686)	1,646	(1,362)	18,836	(66,040)	(3,930)	4,936	(83,600)
Depreciation (1)	-	-	(4,729)	(216,852)	(151,856)	(21,403)	(12,695)	(407,535)
Impairment (losses) reversals recognized in profit or loss (1)	-	-	-	(10,242)	54,819	-	-	44,577
Increases (decreases) from transfers and other changes	(796,707)	2,631	23,609	141,901	547,973	17,961	62,632	-
Increases (decreases) from transfers from construction in progress	(796,707)	2,631	23,609	141,901	547,973	17,961	62,632	-
Disposals and removal from service	(111)	(169)	(267)	(488)	(3,007)	(2,975)	(73)	(7,090)
Disposals	5	(169)	(244)	-	-	(3)	-	(411)
Removals	(116)	-	(23)	(488)	(3,007)	(2,972)	(73)	(6,679)
Other increases (decreases)	158	(56)	4,081	(1,200)	57	13,111	(1,807)	14,344
Total changes	(19,077)	4,055	21,345	(61,707)	381,946	19,430	53,319	399,311
	829,559	155,485	127,557	3,951,823	2,731,597	113,083	183,363	8,092,467

Changes in 2016	Construction in Progress	Land	Buildings	Plant and Equiment	Network Infraestructure, Net	Fixtures and Fittings	Other Property, Plant and Equipment under Finance Lease	Property, Plant and Equipment, Net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
	855,089	141,522	99,980	3,759,141	1,951,520	106,904	131,533	7,045,689
Increases other than from business combinations	786,488	128	73	4,295	2,697	3,963	3,622	801,266
Acquisitions through business combinations	5,140	4,222	7,962	-	119,884	2,078	329	139,615
Increases (decreases) from foreign currency translation differences, net	(33,100)	6,395	2,407	286,922	(133,636)	8,800	1,887	139,675
Depreciation (1)	-	-	(3,971)	(192,355)	(127,444)	(15,642)	(8,973)	(348,385)
Impairment (losses) reversals recognized in profit or loss (1)	-	-	-	-	-	-	-	-
Increases (decreases) from transfers and other changes	(740,651)	(693)	(211)	197,004	540,513	718	3,320	-
Increases (decreases) from transfers from construction in progress	(740,651)	(693)	(211)	197,004	540,513	718	3,320	-
Disposals and removals from service	(23,353)	(99)	(28)	(39,640)	(3,813)	(274)	(1,674)	(68,881)
Disposals	-	(6)	(4)	(36,494)	-	(148)	(1,633)	(38,285)
Removals	(23,353)	(93)	(24)	(3,146)	(3,813)	(126)	(41)	(30,596)
Other increases (decreases)	(977)	(45)	-	(1,837)	(70)	(12,894)	-	(15,823)
Total changes	(6,453)	9,908	6,232	254,389	398,131	(13,251)	(1,489)	647,467
	848,636	151,430	106,212	4,013,530	2,349,651	93,653	130,044	7,693,156

                 (1) See Note 29.

Additional information on property, plants and equipment, net

a)	Main investments

The main additions to property, plant and equipment correspond to investments in operating plants and new projects amounting to ThUS$825,403 and ThUS$ 801,266 for the years ended December 31, 2017 and 2016, respectively.  Additionally, as part of the acquisition of CELG Distribuição S.A. in February 2017, assets were received for a total of ThUS$13,212.

In the generation business, the main investments are the works performed in the combined cycle power plants in the subsidiaries Enel Generación Perú S.A., Emgesa and Enel Generación Costanera, involving additions of ThUS$174,259 during the year ended December 31, 2017 (for the year ended December 31, 2016, the main investments were in combined cycle plants in the subsidiaries Enel Generación Perú S.A., Emgesa and Enel Generación Costanera of ThUS$195,604), while in the distribution business, the main investments were in network and extensions to optimize their operation and to improve efficiency and quality level in the services, amounting to ThUS$570,574 for the year ended December 31, 2017 (ThUS$506,298 for the year ended December 31, 2016).

The depreciation expense of property, plant and equipment was ThUS$407,535 and ThUS$348,385 for the years ended December 31, 2017 and 2016, respectively (see Note 29).

b)	Capitalized expenses
b.1)	Borrowing costs

Capitalized borrowing costs were ThUS$8,054, ThUS$30,939, ThUS$114,906 for the years ended December 31, 2017, 2016 and 2015, respectively (see Note 32). The weighted average borrowing rate depends mainly on the geographical location and was 9.44% as of December 31, 2017 (18.06% and 24.02% as of December 31, 2016 and 2015, respectively).

b.2)	Employee expenses capitalized

Employee expenses capitalized that are directly attributable to constructions in progress were ThUS$105,000, ThUS$75,042 and ThUS$119,046 for the years ended December 31, 2017, 2016 and 2015, respectively.

c)	Finance leases

As of December 31, 2017, property, plants and equipment includes ThUS$183,363 in leased assets classified as finance leases (ThUS$130,044 and ThUS$131,533 as of December 31, 2016 and January 1, 2016, respectively).

The present value of future lease payments derived from these finance leases is as follows:

	12-31-2017			12-31-2016			01-01-2016
	Gross	Interest	Present Value	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	26,991	344	26,647	43,076	582	42,494	32,404	4,708	27,696
From one to five years	83,287	5,442	77,845	87,888	6,928	80,960	63,302	7,861	55,441
More than five years	-	-	-	1,744	8	1,736	27,913	739	27,174
Total	110,278	5,786	104,492	132,708	7,518	125,190	123,619	13,308	110,311

Leased assets primarily relate to:

The finance leases come mainly from Enel Generación Perú S.A. and correspond to lease agreements to finance the project of converting the Ventanilla thermoelectric plant to a combined cycle plant. The agreements were signed between Edegel S.A.A. and financial institutions BBVA - Banco Continental, Banco de Crédito del Peru, Citibank del Peru and Banco Internacional del Peru - Interbank. These agreements have an average term of 8 years and bear interest at an annual rate of Libor + 1.75% as of December 31, 2017.

The company also has an agreement with Scotiabank, which financed the construction of a new open cycle plant at the Santa Rosa Plant. This agreement has a 9-year term and bears interest an annual rate of Libor + 1.75%.

d)	Operating leases

The consolidated statements of income for the years ended December 31, 2017, 2016 and 2015, include ThUS$26,488, ThUS$17,271 and ThUS$24,244, respectively; related to the accrual during these periods of operating lease contracts for material assets in operation.

As of December 31, 2017, 2016 and January 1, 2016, the total future lease payments under those contracts are as follows:

	12-31-2017	12-31-2016	01-01-2016
	ThUS$	ThUS$	ThUS$
Less than one year	15,889	22,463	21,192
From one to five years	27,689	24,825	30,963
More than five years	13,344	12,570	12,062
Total	56,922	59,858	64,217

e)	Other information

i) As of December 31, 2017, the Group had contractual commitments for the acquisition of property, plants and equipment amounting to ThUS$596,957 (ThUS$556,986 and ThUS$232,340 as of December 31, 2016 and January 1, 2016, respectively).

ii) As of December 31, 2017, the Group had property, plants and equipment pledged as security for liabilities for ThUS$26,156 (ThUS$10,736 and ThUS$19,577 as of December 31, 2016 and January 1, 2016, respectively) (see Note 34.1).

iii) The Company and its foreign subsidiaries have insurance policies for all risks, earthquake and machinery breakdown and damages for business interruption with a €1,000 million (ThUS$1,199,333) limit in the case of generating companies and a €50 million (ThUS$59,967) limit for distribution companies, including business interruption coverage. Additionally, the Company has Civil Liability insurance to meet claims from third parties with a €500 million (ThUS$599,667) limit. The premiums associated with these policies are presented proportionally for each company under the line item “Prepaid expenses”.

iv) Our Argentine subsidiary, Empresa Distribuidora Sur S.A., has its financial equilibrium seriously affected by the delay in the compliance with certain points of the Acta de Acuerdo agreement signed with the Argentine Government, particularly the twice-yearly rate adjustments recognized through the cost-monitoring mechanism (MMC) and the establishment of a Comprehensive Rate Review (RTI in its Spanish acronym) as provided for in this agreement.

At the end of 2011, the Group recognized an impairment loss in property, plants and equipment from Empresa Distribuidora Sur S.A. As of December 31, 2017, the amount was completely reversed for ThUS$54,819 (see Note 4.d).

v) In November 2010, our subsidiary Emgesa signed the Contract CEQ-21 Main Civil Works El Quimbo Hydroelectric Project (“CEQ-21”) with Consortium Impregilo-Obrascon Huarte Lain (“OHL”) for construction of the principal public works of the hydroelectric project El Quimbo.

During 2015 the Consortium Impregilo OHL presented to the Company a series of claims and notifications of change orders for economic damages for the works executed in the CEQ-21 contract.

On October 19, 2016, at the Board of Directors Meeting N°436, a technical and legal analysis of the contract was made, and in order to avoid a future arbitration process, negotiations were settled with the Consortium Impregilo, as a result of the negotiations previously held from September 2015 and March 2016. The company decided to close the negotiation with the contractor in August 2016. The initial amount requested by the contractor was CP$204,351 million (ThUS$68,454) considering claims and notifications of changes orders (NOC in its Spanish acronym) and it agreed to pay the value of CP$57,459 million (ThUS$19,248) plus a value of CP$2,800 million (ThUS$938) by contract closing minutes for a total of CP$60,259 million (ThUS$20,186); these values were authorized by the company to be included in the CEQ-021 contract.

In October, 2016, as part of the analysis of the activities included in the provision made to guarantee fulfillment of its obligations stemming from the construction of the power plant, the company made some adjustments to some activities that were considered unnecessary, including the adjustments to the contract prices agreed to by the Board of Directors and formalized in addendum 17 and whose payment for a total of CP$74,800 million (Th$25,057) was made in February 2017.